Investment Objectives and Goals - CM Advisors Fixed Income Fund	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the CM Advisors Fixed Income Fund (the “Fund”) is to seek to preserve capital and maximize total return.